Share-Based Compensation (Details) - Schedule of Fair Value of Options Under the 2020 Plan - 2020 Plan [Member] - Stock Options [Member]	9 Months Ended
Sep. 30, 2023
Schedule of Fair Value of Options Under the 2020 Plan [Line Items]
Risk-free interest rates	3.43%
Expected life	5 years
Expected volatility	41.00%
Expected dividend yield	0.00%